Leases - Summary of Quantitative Information About Leases (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Sub-lease receivable
Sub-lease receivable	R$ 5,839	R$ 5,538
Current	1,758	4,071
Non-current	4,081	1,467
Right of use assets
Right-of-use assets	102,117	58,308
Lease liabilities
Lease liabilities	(119,455)	(72,812)
Current	(33,303)	(24,381)
Non-current	(86,152)	(48,431)
BRAZIL
Sub-lease receivable
Sub-lease receivable	1,758	5,538
Right of use assets
Right-of-use assets	51,712	57,521
Lease liabilities
Lease liabilities	(56,510)	(71,872)
CHILE
Sub-lease receivable
Sub-lease receivable	4,081	0
Americas [Member]
Right of use assets
Right-of-use assets	32,212	787
Lease liabilities
Lease liabilities	(40,956)	(940)
Others [Member]
Right of use assets
Right-of-use assets	18,193	0
Lease liabilities
Lease liabilities	R$ (21,989)	R$ 0